Commitments and Contingencies (Quarterly) (Details)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies [Abstract]
Percentage of offering price applicable in the event of potentially adverse consequences	1.00%
Maximum percentage of offering price applicable in the event of potentially adverse consequences	8.00%